Segment reporting - Customer Concentration (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Gross premiums written	$ 126,403	$ 162,277	$ 45,425	$ 98,215	$ 96,020	$ 27,895	$ 41,651	$ 28,178	$ 92,650	$ 0	$ 359,498	$ 239,660	$ 401,937	$ 190,374	$ 0
Gross Premiums Written
Revenue, Major Customer [Line Items]
Gross premiums written	126,403		45,425								359,498	239,660	401,937	190,374
Concentration risk, percentage	100.00%		100.00%								100.00%	100.00%	100.00%	100.00%
Gross Premiums Written | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Gross premiums written											359,498	239,660	401,937	190,374
Concentration risk, percentage											100.00%	100.00%	100.00%	100.00%
Gross Premiums Written | Customer Concentration Risk | Aon Benfield - a division of Aon plc
Revenue, Major Customer [Line Items]
Gross premiums written											54,072	91,349	111,865	22,000
Concentration risk, percentage											15.00%	38.20%	27.80%	11.60%
Gross Premiums Written | Customer Concentration Risk | Guy Carpenter & Company, LLC
Revenue, Major Customer [Line Items]
Gross premiums written											91,567	(11,927)	89,125	65,073
Concentration risk, percentage											25.50%	(5.00%)	22.20%	34.20%
Gross Premiums Written | Customer Concentration Risk | Willis Re
Revenue, Major Customer [Line Items]
Gross premiums written											55,589	13,421
Concentration risk, percentage											15.50%	5.60%
Gross Premiums Written | Customer Concentration Risk | Advocate Reinsurance Partners, LLC
Revenue, Major Customer [Line Items]
Gross premiums written											51,002	26,000	57,994	22,473
Concentration risk, percentage											14.20%	10.80%	14.40%	11.80%
Gross Premiums Written | Customer Concentration Risk | Stonehill Reinsurance Partners, LLC
Revenue, Major Customer [Line Items]
Gross premiums written											44,744	0
Concentration risk, percentage											12.40%	0.00%
Gross Premiums Written | Customer Concentration Risk | TigerRisk Partners LLC
Revenue, Major Customer [Line Items]
Gross premiums written											13,852	10,472
Concentration risk, percentage											3.90%	4.40%
Gross Premiums Written | Customer Concentration Risk | BMS Intermediaries
Revenue, Major Customer [Line Items]
Gross premiums written											0	46,095	46,095	5,269
Concentration risk, percentage											0.00%	19.20%	11.50%	2.80%
Gross Premiums Written | Customer Concentration Risk | Other brokers
Revenue, Major Customer [Line Items]
Gross premiums written											3,203	7,545	40,246	33,059
Concentration risk, percentage											0.90%	3.10%	10.00%	17.40%
Gross Premiums Written | Customer Concentration Risk | Total broker placed
Revenue, Major Customer [Line Items]
Gross premiums written											314,029	182,955	345,325	147,874
Concentration risk, percentage											87.40%	76.30%	85.90%	77.80%
Gross Premiums Written | Customer Concentration Risk | Other
Revenue, Major Customer [Line Items]
Gross premiums written											$ 45,469	$ 56,705	$ 56,612	$ 42,500
Concentration risk, percentage											12.60%	23.70%	14.10%	22.20%